INTANGIBLE ASSETS, NET - Intangible assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Weighted average useful lives of intangible assets
Intangible assets, cost	¥ 2,430,716	¥ 2,306,432
Accumulated amortization	(969,231)	(865,954)
Impairment	¥ (57,698)	(57,072)
Impairment Of Intangible Asset Finite Lived Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag	true
Intangible assets, net	¥ 1,403,787	1,383,406	$ 192,318
Impairment		(15,113)
Purchased software
Weighted average useful lives of intangible assets
Intangible assets, cost	343,836	233,513
Accumulated amortization	(175,815)	(157,081)
Impairment	(802)	(802)
Intangible assets, net	167,219	75,630
Radio spectrum license
Weighted average useful lives of intangible assets
Intangible assets, cost	138,867	136,825
Accumulated amortization	(90,920)	(87,145)
Impairment	(42,585)	(41,959)
Intangible assets, net	5,362	7,721
Operating permits
Weighted average useful lives of intangible assets
Intangible assets, cost	1,199,210	1,199,210
Accumulated amortization	(127,121)	(89,226)
Intangible assets, net	1,072,089	1,109,984
Technology Platform
Weighted average useful lives of intangible assets
Intangible assets, cost	38,050	38,050
Accumulated amortization	(23,739)	(23,739)
Impairment	(14,311)	(14,311)
Customer relationships
Weighted average useful lives of intangible assets
Intangible assets, cost	257,183	257,183
Accumulated amortization	(257,183)	(256,888)
Intangible assets, net		295
Licenses
Weighted average useful lives of intangible assets
Intangible assets, cost	5,772	5,772
Accumulated amortization	(4,197)	(3,812)
Intangible assets, net	1,575	1,960
Supplier relationships
Weighted average useful lives of intangible assets
Intangible assets, cost	39,053	39,053
Accumulated amortization	(39,053)	(37,299)
Intangible assets, net		1,754
Trade names
Weighted average useful lives of intangible assets
Intangible assets, cost	116,266	116,266
Accumulated amortization	(60,555)	(54,742)
Intangible assets, net	55,711	61,524
Customer contract
Weighted average useful lives of intangible assets
Intangible assets, cost	190,141	190,141
Accumulated amortization	(109,087)	(89,002)
Intangible assets, net	81,054	101,139
Internal use software
Weighted average useful lives of intangible assets
Intangible assets, cost	102,338	90,419
Accumulated amortization	(81,561)	(67,020)
Intangible assets, net	¥ 20,777	¥ 23,399